Interests In Other Entities - Interests in Consolidated Structured Entities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Santander UK Foundation Limited [member]
Disclosure of information about consolidated structured entities [line items]
Third party assets	£ 15	£ 16